INCOME TAXES (Details - reconcilation of income tax) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate	$ 11,648,000	$ 7,130,000
Change in valuation allowance	(11,648,000)	(7,130,000)
Provision for federal/state income taxes	$ 0	$ 0